Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	€ (10,886,417)	€ (12,268,019)	€ (4,913,900)
Adjustments for:
Depreciation of property and equipment	5,706,025	4,365,939	5,132,605
Amortization of intangible assets	1,184,767	1,735,459	1,910,985
Impairment (gains) / losses on trade receivables	28,754	283,580	323,200
Fair value (gains) / losses on non-current financial assets at fair value through profit or loss	17,843	(352,101)
Financial result excluding fair value (gains) / losses on non-current financial assets at fair value through profit or loss	1,505,639	1,128,237	1,420,968
Net (gain)/loss on sale of non-current assets	4,818
Foreign currency effect	(712,747)	(6,721,847)	863,226
Income tax expense	2,153,588	1,216,908	1,418,134
Inventories	13,962,522	(18,149,564)	(2,770,234)
Trade accounts receivables and other assets	3,105,321	(8,689,507)	(3,994,649)
Prepayments	796,301	707,191	(143,969)
Trade accounts payable and other liabilities	(8,924,512)	8,576,483	4,364,133
Provisions	(26,809)	500,450	(1,416,586)
Current and deferred income taxes	(693,808)	(52,983)	580,173
Income taxes paid	(790,696)	(1,733,836)	(1,354,676)
Cash provided by / (used in) operating activities	6,430,590	(29,453,608)	1,419,410
Cash flow from investing activities
Interest received	333,218
Proceeds from sale of property and equipment	256,700	100,313	35,505
Acquisition of a subsidiary, net of cash acquired		(2,836,535)
Acquisition of property and equipment	(5,436,941)	(5,608,549)	(2,819,124)
Acquisition of intangible assets	(89,655)	(154,681)	(86,850)
Acquisition of other investments		(738,007)
Proceeds from maturity of current financial assets	4,919,807
Payments for investments in current financial assets	(12,809,561)
Net cash used in investing activities	(12,826,432)	(9,237,460)	(2,870,468)
Cash flow from financing activities
Issuance of share capital			90,844,618
Payment of transaction costs			(2,847,365)
Interest paid	(1,873,749)	(880,419)	(1,236,102)
Proceeds from loans and borrowings	56,940,668	57,163,941	53,577,777
Repayment loans and borrowings	(63,926,867)	(44,431,773)	(60,473,984)
Payment of lease liabilities	(2,376,201)	(2,031,598)	(3,627,998)
Net cash provided by / (used in) financing activities	(11,236,149)	9,820,150	76,236,946
Net increase / (decrease) in cash and cash equivalents	(17,631,991)	(28,870,918)	74,785,888
Cash and cash equivalents at January 1	58,004,145	81,021,280	9,335,123
Foreign currency effect	4,055,847	5,853,782	(3,099,731)
Cash and cash equivalents at December 31	€ 44,428,001	€ 58,004,145	€ 81,021,280